Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer
Trade and Other Receivables [Line Items]
Number of customers | customer	38,733,525	18,311,379
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 3,188,982	$ 2,439,180
Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	35,312,909	18,005,341
Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 2,917,001	$ 2,312,813
Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	3,420,616	306,038
Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 271,981	$ 126,367
Current [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	11,598,033	11,302,915
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 1,729,350	$ 1,283,572
Current [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	9,918,200	11,239,116
Current [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 1,580,102	$ 1,209,494
Current [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,679,833	63,799
Current [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 149,248	$ 74,078
1-30 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	9,061,164	4,753,280
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 322,452	$ 278,281
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	8,803,920	4,620,466
1-30 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 302,656	$ 264,931
1-30 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	257,244	132,814
1-30 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 19,796	$ 13,350
31-60 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	3,065,873	631,930
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 111,254	$ 91,000
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,917,248	610,861
31-60 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 100,061	$ 83,411
31-60 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	148,625	21,069
31-60 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 11,193	$ 7,589
61-90 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,907,989	241,226
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 56,355	$ 46,157
61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,802,108	226,842
61-90 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 48,054	$ 41,237
61-90 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	105,881	14,384
61-90 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 8,301	$ 4,920
91-120 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,555,259	184,775
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 58,373	$ 41,525
91-120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,460,121	174,170
91-120 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 50,898	$ 37,609
91-120 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	95,138	10,605
91-120 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 7,475	$ 3,916
121-150 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,383,277	148,908
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 69,035	$ 29,853
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,304,234	139,518
121-150 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 62,862	$ 26,491
121-150 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	79,043	9,390
121-150 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 6,173	$ 3,362
151-180 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,183,904	142,825
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 45,860	$ 29,205
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,111,148	134,039
151-180 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 40,651	$ 26,203
151-180 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	72,756	8,786
151-180 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 5,209	$ 3,002
181-210 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	754,131	122,922
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 42,339	$ 31,128
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	683,370	115,132
181-210 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 37,456	$ 28,420
181-210 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	70,761	7,790
181-210 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 4,883	$ 2,708
211-250 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	540,763	128,724
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 31,050	$ 26,864
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	482,245	121,587
211-250 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 26,603	$ 24,371
211-250 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	58,518	7,137
211-250 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 4,447	$ 2,493
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	7,683,132	653,874
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 722,914	$ 581,595
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	6,830,315	623,610
More than 251 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 667,658	$ 570,646
More than 251 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	852,817	30,264
More than 251 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 55,256	$ 10,949